MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 5 for the RetireSMARTSM Conservative Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 11 for the RetireSMARTSM Moderate Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 17 for the RetireSMARTSM Moderate Growth Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 23 for the RetireSMARTSM Growth Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 29 for the RetireSMARTSM In Retirement Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 32 and 33 for the RetireSMARTSM In Retirement Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	6.93%	9.74%	5.05%
	Return After Taxes on Distributions	5.88%	8.96%	3.89%
	Return After Taxes on Distributions and Sale of Fund Shares	4.10%	7.47%	3.65%
Class I	Return Before Taxes	6.93%	9.74%	5.05%
Class R5	Return Before Taxes	6.93%	9.74%	5.05%
Administrative Class	Return Before Taxes	6.83%	9.71%	5.02%
Class A	Return Before Taxes	0.39%	8.01%	4.03%
Class R4	Return Before Taxes	6.66%	9.47%	4.79%
Class R3	Return Before Taxes	6.13%	8.98%	4.33%
S&P Target Date Retirement Income Index(1) (reflects no deduction for fees, expenses, or taxes)		6.28%	7.62%	4.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	4.44%	4.55%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date Retirement Income Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date Retirement Income Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 35 for the RetireSMARTSM 2010 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 38 and 39 for the RetireSMARTSM 2010 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	10.46%	11.68%	5.21%
	Return After Taxes on Distributions	9.57%	11.05%	4.23%
	Return After Taxes on Distributions and Sale of Fund Shares	6.18%	9.15%	3.85%
Class I	Return Before Taxes	10.46%	11.68%	5.21%
Class R5	Return Before Taxes	10.46%	11.68%	5.21%
Administrative Class	Return Before Taxes	10.36%	11.61%	5.14%
Class A	Return Before Taxes	3.67%	9.90%	4.16%
Class R4	Return Before Taxes	10.19%	11.41%	4.95%
Class R3	Return Before Taxes	9.65%	10.89%	4.47%
S&P Target Date 2010 Index(1) (reflects no deduction for fees, expenses, or taxes)		9.42%	9.16%	5.47%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	4.44%	4.55%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2010 Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date 2010 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 41 for the RetireSMARTSM 2015 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 44 and 45 for the RetireSMARTSM 2015 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	13.87%	9.47%
	Return After Taxes on Distributions	10.90%	7.96%
	Return After Taxes on Distributions and Sale of Fund Shares	8.44%	7.06%
Class I	Return Before Taxes	13.87%	9.47%
Class R5	Return Before Taxes	13.87%	9.47%
Administrative Class	Return Before Taxes	13.84%	9.42%
Class A	Return Before Taxes	6.95%	7.34%
Class R4	Return Before Taxes	13.30%	8.93%
Class R3	Return Before Taxes	13.58%	9.20%
S&P Target Date 2015 Index(1) (reflects no deduction for fees, expenses, or taxes)		12.16%	8.49%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	3.86%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2015 Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date 2015 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 47 for the RetireSMARTSM 2020 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 50 and 51 for the RetireSMARTSM 2020 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	17.50%	14.50%	5.86%
	Return After Taxes on Distributions	16.99%	14.12%	5.02%
	Return After Taxes on Distributions and Sale of Fund Shares	10.30%	11.64%	4.53%
Class I	Return Before Taxes	17.50%	14.50%	5.86%
Class R5	Return Before Taxes	17.50%	14.50%	5.86%
Administrative Class	Return Before Taxes	17.47%	14.44%	5.80%
Class A	Return Before Taxes	10.35%	12.68%	4.81%
Class R4	Return Before Taxes	17.21%	14.22%	5.60%
Class R3	Return Before Taxes	16.66%	13.68%	5.12%
S&P Target Date 2020 Index(1) (reflects no deduction for fees, expenses, or taxes)		14.76%	11.75%	6.26%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2020 Index rather than the S&P 500® Index because the S&P Target Date 2020 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 53 for the RetireSMARTSM 2025 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 56 and 57 for the RetireSMARTSM 2025 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	20.38%	11.09%
	Return After Taxes on Distributions	18.08%	9.93%
	Return After Taxes on Distributions and Sale of Fund Shares	12.50%	8.65%
Class I	Return Before Taxes	20.38%	11.09%
Class R5	Return Before Taxes	20.38%	11.09%
Administrative Class	Return Before Taxes	20.33%	11.04%
Class A	Return Before Taxes	12.98%	8.92%
Class R4	Return Before Taxes	20.08%	10.82%
Class R3	Return Before Taxes	19.79%	10.55%
S&P Target Date 2025 Index(1) (reflects no deduction for fees, expenses, or taxes)		17.03%	10.08%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2025 Index rather than the S&P 500® Index because the S&P Target Date 2025 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 59 for the RetireSMARTSM 2030 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 62 and 63 for the RetireSMARTSM 2030 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	21.84%	15.89%	6.23%
	Return After Taxes on Distributions	21.22%	15.56%	5.51%
	Return After Taxes on Distributions and Sale of Fund Shares	12.85%	12.84%	4.96%
Class I	Return Before Taxes	21.84%	15.89%	6.23%
Class R5	Return Before Taxes	21.84%	15.89%	6.23%
Administrative Class	Return Before Taxes	21.77%	15.81%	6.16%
Class A	Return Before Taxes	14.34%	14.03%	5.17%
Class R4	Return Before Taxes	21.54%	15.60%	5.96%
Class R3	Return Before Taxes	20.98%	15.07%	5.48%
S&P Target Date 2030 Index(1) (reflects no deduction for fees, expenses, or taxes)		19.14%	13.60%	6.73%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2030 Index rather than the S&P 500® Index because the S&P Target Date 2030 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 65 for the RetireSMARTSM 2035 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 68 and 69 for the RetireSMARTSM 2035 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	22.88%	11.67%
	Return After Taxes on Distributions	21.28%	10.75%
	Return After Taxes on Distributions and Sale of Fund Shares	14.03%	9.25%
Class I	Return Before Taxes	22.88%	11.67%
Class R5	Return Before Taxes	22.88%	11.67%
Administrative Class	Return Before Taxes	22.85%	11.62%
Class A	Return Before Taxes	15.35%	9.48%
Class R4	Return Before Taxes	22.58%	11.40%
Class R3	Return Before Taxes	22.28%	11.13%
S&P Target Date 2035 Index(1) (reflects no deduction for fees, expenses, or taxes)		20.84%	11.20%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2035 Index rather than the S&P 500® Index because the S&P Target Date 2035 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 71 for the RetireSMARTSM 2040 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 74 and 75 for the RetireSMARTSM 2040 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	23.20%	16.24%	6.49%
	Return After Taxes on Distributions	22.50%	15.94%	5.80%
	Return After Taxes on Distributions and Sale of Fund Shares	13.68%	13.14%	5.24%
Class I	Return Before Taxes	23.20%	16.24%	6.49%
Class R5	Return Before Taxes	23.20%	16.24%	6.49%
Administrative Class	Return Before Taxes	23.07%	16.12%	6.43%
Class A	Return Before Taxes	15.55%	14.39%	5.43%
Class R4	Return Before Taxes	22.60%	15.67%	5.97%
Class R3	Return Before Taxes	22.20%	15.39%	5.74%
S&P Target Date 2040 Index(1) (reflects no deduction for fees, expenses, or taxes)		22.10%	14.77%	6.96%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2040 Index rather than the S&P 500® Index because the S&P Target Date 2040 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 77 for the RetireSMARTSM 2045 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on pages 80 and 81 for the RetireSMARTSM 2045 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance . Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	25.33%	12.31%
	Return After Taxes on Distributions	23.60%	11.33%
	Return After Taxes on Distributions and Sale of Fund Shares	15.64%	9.83%
Class I	Return Before Taxes	25.33%	12.31%
Class R5	Return Before Taxes	25.33%	12.31%
Administrative Class	Return Before Taxes	25.29%	12.26%
Class A	Return Before Taxes	17.61%	10.11%
Class R4	Return Before Taxes	25.02%	12.05%
Class R3	Return Before Taxes	24.72%	11.77%
S&P Target Date 2045 Index(1) (reflects no deduction for fees, expenses, or taxes)		23.14%	11.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2045 Index rather than the S&P 500® Index because the S&P Target Date 2045 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 83 for the RetireSMARTSM 2050 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information on page 87 for the RetireSMARTSM 2050 Fund:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/17/07)
Service Class	Return Before Taxes	25.48%	16.79%	4.76%
	Return After Taxes on Distributions	22.96%	15.72%	3.86%
	Return After Taxes on Distributions and Sale of Fund Shares	16.19%	13.68%	3.72%
Class I	Return Before Taxes	25.48%	16.79%	4.76%
Class R5	Return Before Taxes	25.48%	16.79%	4.76%
Administrative Class	Return Before Taxes	25.42%	16.76%	4.73%
Class A	Return Before Taxes	17.74%	14.99%	3.36%
Class R4	Return Before Taxes	25.18%	16.50%	4.51%
Class R3	Return Before Taxes	24.60%	15.95%	4.02%
S&P Target Date 2050 Index(1) (reflects no deduction for fees, expenses, or taxes)		24.13%	15.27%	4.74%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.21%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2050 Index rather than the S&P 500® Index because the S&P Target Date 2050 Index more closely represents the Fund’s investment strategy.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies on page 90 for the RetireSMARTSM 2055 Fund:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces the information found under Index Descriptions on pages 138 and 139 for the Custom RetireSMART In Retirement, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, and 2050 Indexes:

The S&P Target Date Retirement Income Index is a multi-asset class benchmark with asset allocation and glidepath representing a market consensus across the universe of Target Date fund managers. This index is designed to correspond to an investor currently in retirement. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

The S&P Target Date 2010 Index is a multi-asset class index with asset allocation and glidepath representing a market consensus across the universe of Target Date fund managers. This index is designed to correspond to an investor retirement date of 2010. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

The S&P Target Date 2015 Index is a multi-asset class index with asset allocation and glidepath representing a market consensus across the universe of Target Date fund managers. This index is designed to correspond to an investor retirement date of 2015. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

The S&P Target Date 2020 Index is a multi-asset class index with asset allocation and glidepath representing a market consensus across the universe of Target Date fund managers. This index is designed to correspond to an investor retirement date of 2020. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

The S&P Target Date 2025 Index is a multi-asset class index with asset allocation and glidepath representing a market consensus across the universe of Target Date fund managers. This index is designed to correspond to an investor retirement date of 2025. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

The S&P Target Date 2030 Index is a multi-asset class index with asset allocation and glidepath representing a market consensus across the universe of Target Date fund managers. This index is designed to correspond to an investor retirement date of 2030. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

The S&P Target Date 2035 Index is a multi-asset class index with asset allocation and glidepath representing a market consensus across the universe of Target Date fund managers. This index is designed to correspond to an investor retirement date of 2035. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

The S&P Target Date 2040 Index is a multi-asset class index with asset allocation and glidepath representing a market consensus across the universe of Target Date fund managers. This index is designed to correspond to an investor retirement date of 2040. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

The S&P Target Date 2045 Index is a multi-asset class index with asset allocation and glidepath representing a market consensus across the universe of Target Date fund managers. This index is designed to correspond to an investor retirement date of 2045. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

The S&P Target Date 2050 Index is a multi-asset class index with asset allocation and glidepath representing a market consensus across the universe of Target Date fund managers. This index is designed to correspond to an investor retirement date of 2050. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M(RS)-14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Conservative Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Growth Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Growth Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM In Retirement Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	6.93%	9.74%	5.05%
	Return After Taxes on Distributions	5.88%	8.96%	3.89%
	Return After Taxes on Distributions and Sale of Fund Shares	4.10%	7.47%	3.65%
Class I	Return Before Taxes	6.93%	9.74%	5.05%
Class R5	Return Before Taxes	6.93%	9.74%	5.05%
Administrative Class	Return Before Taxes	6.83%	9.71%	5.02%
Class A	Return Before Taxes	0.39%	8.01%	4.03%
Class R4	Return Before Taxes	6.66%	9.47%	4.79%
Class R3	Return Before Taxes	6.13%	8.98%	4.33%
S&P Target Date Retirement Income Index(1) (reflects no deduction for fees, expenses, or taxes)		6.28%	7.62%	4.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	4.44%	4.55%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date Retirement Income Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date Retirement Income Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2010 Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	10.46%	11.68%	5.21%
	Return After Taxes on Distributions	9.57%	11.05%	4.23%
	Return After Taxes on Distributions and Sale of Fund Shares	6.18%	9.15%	3.85%
Class I	Return Before Taxes	10.46%	11.68%	5.21%
Class R5	Return Before Taxes	10.46%	11.68%	5.21%
Administrative Class	Return Before Taxes	10.36%	11.61%	5.14%
Class A	Return Before Taxes	3.67%	9.90%	4.16%
Class R4	Return Before Taxes	10.19%	11.41%	4.95%
Class R3	Return Before Taxes	9.65%	10.89%	4.47%
S&P Target Date 2010 Index(1) (reflects no deduction for fees, expenses, or taxes)		9.42%	9.16%	5.47%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	4.44%	4.55%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2010 Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date 2010 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2015 Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	13.87%	9.47%
	Return After Taxes on Distributions	10.90%	7.96%
	Return After Taxes on Distributions and Sale of Fund Shares	8.44%	7.06%
Class I	Return Before Taxes	13.87%	9.47%
Class R5	Return Before Taxes	13.87%	9.47%
Administrative Class	Return Before Taxes	13.84%	9.42%
Class A	Return Before Taxes	6.95%	7.34%
Class R4	Return Before Taxes	13.30%	8.93%
Class R3	Return Before Taxes	13.58%	9.20%
S&P Target Date 2015 Index(1) (reflects no deduction for fees, expenses, or taxes)		12.16%	8.49%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-2.02%	3.86%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2015 Index rather than the Barclays U.S. Aggregate Bond Index because the S&P Target Date 2015 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2020 Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	17.50%	14.50%	5.86%
	Return After Taxes on Distributions	16.99%	14.12%	5.02%
	Return After Taxes on Distributions and Sale of Fund Shares	10.30%	11.64%	4.53%
Class I	Return Before Taxes	17.50%	14.50%	5.86%
Class R5	Return Before Taxes	17.50%	14.50%	5.86%
Administrative Class	Return Before Taxes	17.47%	14.44%	5.80%
Class A	Return Before Taxes	10.35%	12.68%	4.81%
Class R4	Return Before Taxes	17.21%	14.22%	5.60%
Class R3	Return Before Taxes	16.66%	13.68%	5.12%
S&P Target Date 2020 Index(1) (reflects no deduction for fees, expenses, or taxes)		14.76%	11.75%	6.26%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2020 Index rather than the S&P 500® Index because the S&P Target Date 2020 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2025 Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	20.38%	11.09%
	Return After Taxes on Distributions	18.08%	9.93%
	Return After Taxes on Distributions and Sale of Fund Shares	12.50%	8.65%
Class I	Return Before Taxes	20.38%	11.09%
Class R5	Return Before Taxes	20.38%	11.09%
Administrative Class	Return Before Taxes	20.33%	11.04%
Class A	Return Before Taxes	12.98%	8.92%
Class R4	Return Before Taxes	20.08%	10.82%
Class R3	Return Before Taxes	19.79%	10.55%
S&P Target Date 2025 Index(1) (reflects no deduction for fees, expenses, or taxes)		17.03%	10.08%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2025 Index rather than the S&P 500® Index because the S&P Target Date 2025 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2030 Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	21.84%	15.89%	6.23%
	Return After Taxes on Distributions	21.22%	15.56%	5.51%
	Return After Taxes on Distributions and Sale of Fund Shares	12.85%	12.84%	4.96%
Class I	Return Before Taxes	21.84%	15.89%	6.23%
Class R5	Return Before Taxes	21.84%	15.89%	6.23%
Administrative Class	Return Before Taxes	21.77%	15.81%	6.16%
Class A	Return Before Taxes	14.34%	14.03%	5.17%
Class R4	Return Before Taxes	21.54%	15.60%	5.96%
Class R3	Return Before Taxes	20.98%	15.07%	5.48%
S&P Target Date 2030 Index(1) (reflects no deduction for fees, expenses, or taxes)		19.14%	13.60%	6.73%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2030 Index rather than the S&P 500® Index because the S&P Target Date 2030 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2035 Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	22.88%	11.67%
	Return After Taxes on Distributions	21.28%	10.75%
	Return After Taxes on Distributions and Sale of Fund Shares	14.03%	9.25%
Class I	Return Before Taxes	22.88%	11.67%
Class R5	Return Before Taxes	22.88%	11.67%
Administrative Class	Return Before Taxes	22.85%	11.62%
Class A	Return Before Taxes	15.35%	9.48%
Class R4	Return Before Taxes	22.58%	11.40%
Class R3	Return Before Taxes	22.28%	11.13%
S&P Target Date 2035 Index(1) (reflects no deduction for fees, expenses, or taxes)		20.84%	11.20%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2035 Index rather than the S&P 500® Index because the S&P Target Date 2035 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2040 Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	23.20%	16.24%	6.49%
	Return After Taxes on Distributions	22.50%	15.94%	5.80%
	Return After Taxes on Distributions and Sale of Fund Shares	13.68%	13.14%	5.24%
Class I	Return Before Taxes	23.20%	16.24%	6.49%
Class R5	Return Before Taxes	23.20%	16.24%	6.49%
Administrative Class	Return Before Taxes	23.07%	16.12%	6.43%
Class A	Return Before Taxes	15.55%	14.39%	5.43%
Class R4	Return Before Taxes	22.60%	15.67%	5.97%
Class R3	Return Before Taxes	22.20%	15.39%	5.74%
S&P Target Date 2040 Index(1) (reflects no deduction for fees, expenses, or taxes)		22.10%	14.77%	6.96%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2040 Index rather than the S&P 500® Index because the S&P Target Date 2040 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2045 Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance . Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Since Inception (04/01/10)
Service Class	Return Before Taxes	25.33%	12.31%
	Return After Taxes on Distributions	23.60%	11.33%
	Return After Taxes on Distributions and Sale of Fund Shares	15.64%	9.83%
Class I	Return Before Taxes	25.33%	12.31%
Class R5	Return Before Taxes	25.33%	12.31%
Administrative Class	Return Before Taxes	25.29%	12.26%
Class A	Return Before Taxes	17.61%	10.11%
Class R4	Return Before Taxes	25.02%	12.05%
Class R3	Return Before Taxes	24.72%	11.77%
S&P Target Date 2045 Index(1) (reflects no deduction for fees, expenses, or taxes)		23.14%	11.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	15.40%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2045 Index rather than the S&P 500® Index because the S&P Target Date 2045 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2050 Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the first paragraph and table under Performance Information:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Average Annual Total Returns

(for the periods ended December 31, 2013)

		One Year	Five Years	Since Inception (12/17/07)
Service Class	Return Before Taxes	25.48%	16.79%	4.76%
	Return After Taxes on Distributions	22.96%	15.72%	3.86%
	Return After Taxes on Distributions and Sale of Fund Shares	16.19%	13.68%	3.72%
Class I	Return Before Taxes	25.48%	16.79%	4.76%
Class R5	Return Before Taxes	25.48%	16.79%	4.76%
Administrative Class	Return Before Taxes	25.42%	16.76%	4.73%
Class A	Return Before Taxes	17.74%	14.99%	3.36%
Class R4	Return Before Taxes	25.18%	16.50%	4.51%
Class R3	Return Before Taxes	24.60%	15.95%	4.02%
S&P Target Date 2050 Index(1) (reflects no deduction for fees, expenses, or taxes)		24.13%	15.27%	4.74%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.21%

(1)

Going forward, the Fund’s performance benchmark index will be the S&P Target Date 2050 Index rather than the S&P 500® Index because the S&P Target Date 2050 Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2055 Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the second sentence in the first paragraph under Principal Investment Strategies:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

14-01

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Statement of Additional Information dated April 1, 2014, Revised as of April 3, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following information replaces similar information found in the footnote found on page B-3 in the section titled Additional Investment Policies:

[1]

Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual).

Effective immediately, the following replaces the last sentence in the first paragraph under “Other Disclosures” found on page B-42 in the section titled Disclosure of Portfolio Holdings:

These service providers include the Funds’ custodian (State Street Bank and Trust Company (“State Street”)), the Funds’ sub-administrators (State Street and MassMutual), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Funds, MML Advisers, or any of the Underlying Funds’ subadvisers, providers of portfolio analysis tools, and any pricing services employed by the Funds.

Effective immediately, the following replaces the third sentence in the first paragraph under “Administrator, Sub-Administrator, and Shareholder Servicing Agent” found on page B-67 in the section titled Investment Advisory and Other Service Agreements:

MML Advisers has entered into sub-administration agreements with both State Street and MassMutual pursuant to which State Street and MassMutual each assist in many aspects of fund administration.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M(RS)-14-02

MASSMUTUAL SELECT FUNDS

MassMutual Select PIMCO Total Return Fund

Supplement dated September 30, 2014 to the

Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

The following information replaces the information for William H. Gross found under the heading Portfolio Manager in the section titled Management on page 8:

Portfolio Managers:

Scott A. Mather is a Managing Director and Chief Investment Officer (U.S. Core Strategies) at PIMCO. He has managed the Fund since September 2014.

Mark R. Kiesel is a Managing Director and Chief Investment Officer (Global Credit) at PIMCO. He has managed the Fund since September 2014.

Mihir P. Worah is a Managing Director and Chief Investment Officer (Real Return and Asset Allocation) at PIMCO. He has managed the Fund since September 2014.

The following information replaces the information for William H. Gross for Pacific Investment Management Company LLC (“PIMCO”) found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on pages 120 and 121:

Scott A. Mather

is a portfolio manager of the PIMCO Total Return Fund. Mr. Mather is Chief Investment Officer (U.S. Core Strategies), a member of the Investment Committee, and a managing director in the Newport Beach office. Previously, he was head of global portfolio management, led portfolio management in Europe, managed euro and pan-European portfolios, and worked closely with many Allianz-related companies. He also served as a managing director of Allianz Global Investors KAG. Prior to these roles, Mr. Mather co-headed PIMCO’s mortgage-and asset-backed securities team. Prior to joining PIMCO in 1998, Mr. Mather was a fixed income trader specializing in mortgage-backed securities at Goldman Sachs in New York. Mr. Mather has 20 years of investment experience.

Mark R. Kiesel

is a portfolio manager of the PIMCO Total Return Fund. Mr. Kiesel is Chief Investment Officer (Global Credit), a member of the Investment Committee, and a managing director in the Newport Beach office. His responsibilities include oversight for the firm’s investment grade, high yield, bank loan, municipal and insurance business as well as credit research. Morningstar named him Fixed-Income Fund Manager of the Year in 2012 and a finalist in 2010. He has written extensively on the topic of global credit markets, founding the firm’s Global Credit Perspectives publication, and regularly appears in the financial media. Mr. Kiesel joined PIMCO in 1996 and previously served as PIMCO’s global head of investment grade corporate bonds and as a senior credit analyst. Mr. Kiesel has 22 years of investment experience.

Mihir P. Worah

is a portfolio manager of the PIMCO Total Return Fund. Mr. Worah is Chief Investment Officer (Real Return and Asset Allocation), a member of the Investment Committee, and a managing director in the Newport Beach office. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012, Mr. Worah co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. Mr. Mather has 12 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-14-05

MASSMUTUAL SELECT FUNDS

MassMutual Select PIMCO Total Return Fund

Supplement dated September 30, 2014 to the

Summary Prospectus dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus, and any previous supplements.

The following information replaces the information for William H. Gross found under the heading Portfolio Manager in the section titled Management:

Portfolio Managers:

Scott A. Mather is a Managing Director and Chief Investment Officer (U.S. Core Strategies) at PIMCO. He has managed the Fund since September 2014.

Mark R. Kiesel is a Managing Director and Chief Investment Officer (Global Credit) at PIMCO. He has managed the Fund since September 2014.

Mihir P. Worah is a Managing Director and Chief Investment Officer (Real Return and Asset Allocation) at PIMCO. He has managed the Fund since September 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PTR 14-02

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2014 to the

Statement of Additional Information dated April 1, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces the information for Pacific Investment Management Company LLC (“PIMCO”) found on page B-309 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the PIMCO Total Return Fund are Scott A. Mather, Mark R. Kiesel, and Mihir P. Worah.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Scott A. Mather
Registered investment companies**	38	$317,114.96 million	0	$0
Other pooled investment vehicles	50	$ 41,649.34 million	3	$1,096.67 million
Other accounts***	83	$ 34,257.78 million	13	$6,249.97 million

Mark R. Kiesel
Registered investment companies**	35	$327,417.43 million	0	$0
Other pooled investment vehicles	51	$ 65,710.81 million	8	$6,168.72 million
Other accounts***	141	$ 72,777.78 million	14	$4,739.97 million

Mihir P. Worah
Registered investment companies**	56	$338,613.80 million	0	$0
Other pooled investment vehicles	35	$ 30,594.20 million	1	$ 161.00 million
Other Accounts***	55	$ 31,888.57 million	7	$1,517.91 million

*	The information provided is as of September 26, 2014.
**	Does not include the PIMCO Total Return Fund.
***	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

Ownership of Securities:

As of September 26, 2014, the portfolio managers did not own any shares of the PIMCO Total Return Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-14-04